Investments - Narrative (Details) $ in Millions	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($)
Debt Securities, Available-for-Sale [Line Items]
Number of securities | security	764	979
Number of positions | security	1,263	1,004
Debt securities, available-for-sale, continuous unrealized loss position, largest single amount	$ 1.7	$ 2.6
Fair Value	47.5	117.1
Other long-term investments, amortized cost	50.8	126.3
Wellington Funds
Debt Securities, Available-for-Sale [Line Items]
Fair Value	46.9	43.4	$ 50.0
York Fund
Debt Securities, Available-for-Sale [Line Items]
Fair Value	0.6	0.9
Other long-term investments, amortized cost	0.8	1.3
Equity and commodity structured notes
Debt Securities, Available-for-Sale [Line Items]
Fair Value	$ 0.0	72.8
Other long-term investments, amortized cost		$ 75.0